DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) - ASU 2014-09 - ASC 606 Adjustment	Feb. 01, 2018 USD ($)
Revenue Recognition
Accumulated deficit adjustment	$ 2,000
Deferred revenue decrease	$ 2,000